Operating Lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
OPERATING LEASE
NOTE 15 — OPERATING LEASE

On April 5, 2019, the Company entered into a lease agreement with S.H.J., L.L.C., a Missouri limited liability company and affiliate of the Company at that time. The lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, the Company is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The lease contains customary events of default, including if: (i) the Company shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by the Company pursuant to the lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) the Company shall fail to comply with any term, provision, or covenant of the lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to the Company; (iv) the Company shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of the Company.

During the year ended December 31, 2020 and the period April 6 to December 31, 2019, the Company paid and expensed rent payments of $540,000 and $397,500, respectively.

At December 31, 2019, the operating lease right of use asset was $2,000,755. Supplemental balance sheet information related to lease at December 31, 2020 was as follows:

Operating lease right-of-use asset	$2,300,000

Lease liability, current portion	$450,712
Lease liability, long-term	1,127,523
Total operating lease liability	$1,578,235

Weighted average remaining lease term (months)	39
Weighted average discount rate	6.5%

Maturities of the lease liability for each of the next five years is as follows:

2021	$540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	$1,755,000

Less imputed interest	(176,765)
Total lease liability	$1,578,235